Securities at fair value through other comprehensive income (FVOCI) - Schedule of Financial Assets at Fair Value through Other Comprehensive Income (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Gross book value	R$ 135,708	R$ 111,464
Fair value adjustment	(3,235)	(5,161)
Fair value	132,473	106,303
Expected credit loss (Income)	(480)	(257)
Fair value adjustment (OCI)	(2,755)	(4,904)
Fair value	132,473	106,303
Shares (designated at FVOCI)
Disclosure of financial assets [line items]
Gross book value	1,840	1,762
Fair value adjustment	(1,060)	(1,196)
Fair value	780	566
Government securities
Disclosure of financial assets [line items]
Gross book value	122,487	102,483
Fair value adjustment	(1,597)	(3,610)
Fair value	120,890	98,873
Government securities | Brazil
Disclosure of financial assets [line items]
Gross book value	83,366	67,990
Fair value adjustment	(1,603)	(3,613)
Fair value	81,763	64,377
Government securities | Latin America
Disclosure of financial assets [line items]
Gross book value	25,173	21,421
Fair value adjustment	(30)	49
Fair value	25,143	21,470
Government securities | Abroad
Disclosure of financial assets [line items]
Gross book value	13,948	13,072
Fair value adjustment	36	(46)
Fair value	13,984	13,026
Corporate securities
Disclosure of financial assets [line items]
Gross book value	11,381	7,219
Fair value adjustment	(578)	(355)
Fair value	10,803	6,864
Corporate securities | Rural product note
Disclosure of financial assets [line items]
Gross book value	0	127
Fair value adjustment	0	(1)
Fair value	0	126
Corporate securities | Bank deposit certificates
Disclosure of financial assets [line items]
Gross book value	168	82
Fair value adjustment	(1)	1
Fair value	167	83
Corporate securities | Real estate receivables certificates
Disclosure of financial assets [line items]
Gross book value	221	60
Fair value adjustment	1	(3)
Fair value	222	57
Corporate securities | Debentures
Disclosure of financial assets [line items]
Gross book value	4,582	1,708
Fair value adjustment	(169)	(210)
Fair value	4,413	1,498
Corporate securities | Eurobonds and other
Disclosure of financial assets [line items]
Gross book value	6,281	4,957
Fair value adjustment	(410)	(145)
Fair value	5,871	4,812
Corporate securities | Financial bills
Disclosure of financial assets [line items]
Gross book value	5	51
Fair value adjustment	0	2
Fair value	5	53
Corporate securities | Other
Disclosure of financial assets [line items]
Gross book value	124	234
Fair value adjustment	1	1
Fair value	125	235
Total
Disclosure of financial assets [line items]
Gross book value	133,868	109,702
Fair value adjustment	(2,175)	(3,965)
Fair value	R$ 131,693	R$ 105,737